Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Accounts receivable, related parties, current	$ 1.7	$ 2.1
Accumulated depreciation on vessels and equipment	531.0	494.4
Finance Leases, Lessee Balance Sheet Assets by Major Class Accumulated Deprecation	128.1	111.3
Accounts Payable, Related Parties, Current	0.1	0.6
Accumulated amortization on intangible assets	$ 12.0	$ 10.9
Common stock, shares authorized (in shares)	585,000,000.0	585,000,000
Class A
Common stock, shares authorized (in shares)	485,000,000	485,000,000
Common stock, shares issued (in shares)	232,000,000	231,600,000
Common stock, shares outstanding (in shares)	232,000,000	231,600,000
Class B
Common stock, shares authorized (in shares)	100,000,000	100,000,000
Common stock, shares issued (in shares)	37,000,000	37,000,000
Common stock, shares outstanding (in shares)	37,000,000	37,000,000